Alcon subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Separate Financial Statements [Abstract]
Disclosure of details of subsidiaries
The following table lists the Alcon legal entities with Total assets or Net sales to third parties in excess of $5 million included in the Consolidated Financial Statements at and for the year ended December 31, 2019, respectively. The equity interest percentage shown in the table represents Alcon's share in voting rights in those entities. Unless otherwise stated, each entity has share capital consisting of equity held directly by the Company or another of its consolidated subsidiaries.

Country of organization/Entity name	Place of business	Equity interest
Argentina
Alcon Laboratorios Argentina S.A.	Buenos Aires	100%
Australia
Alcon Laboratories (Australia) Pty Ltd	Frenchs Forest, NSW	100%
Austria
Alcon Ophthalmika GmbH	Wein	100%
Belgium
Alcon Laboratories Belgium BVBA	Puurs	100%
N.V. Alcon S.A.	Vilvoorde	100%
Canada
Alcon Canada Inc.	Mississauga, Ontario	100%
Chile
Alcon Laboratorios Chile Ltd.	Santiago de Chile	100%
China
Alcon (China) Ophthalmic Product Co., Ltd.	Beijing	100%
Alcon Hong Kong Limited	Hong Kong	100%
Colombia
Laboratorios Alcon de Colombia S.A.	Santafé de Bogotá	100%
Czech Republic
Alcon Pharmaceuticals (Czech Republic) s.r.o.	Prague	100%
Denmark
Alcon Nordic A/S	Copenhagen	100%
Dominican Republic
Alcon Dominicana, SRL	Santo Domingo	100%
Ecuador
AlconLab Ecuador S.A.	Quito	100%
France
Laboratoires Alcon S.A.S.	Rueil-Malmaison	100%
Germany
Alcon Pharma GmbH	Freiburg im Breisgau	100%
CIBA Vision GmbH	Grosswallstadt	100%
WaveLight GmbH	Erlangen	100%
Greece
Alcon Laboratories Hellas- Single Member Commercial and Industrial S.A.C.I.	Maroussi, Athens	100%
Hungary
Alcon Hungary Pharmaceuticals Trading Limited Liability Company	Budapest	100%
India
Alcon Laboratories (India) Private Limited	Bangalore	100%
Indonesia
PT. CIBA Vision Batam	Batam	100%
Ireland
Alcon Laboratories Ireland Limited	Cork City	100%
Israel
Optonol Ltd.	Neve-Ilan	100%

Country of organization/Entity name	Place of business	Equity interest
Italy
Alcon Italia S.p.A.	Milano	100%
Japan
Alcon Japan Ltd.	Tokyo	100%
Malaysia
Alcon Laboratories (Malaysia) Sdn. Bhd.	Petaling Jaya	100%
CIBA Vision Johor Sdn. Bhd.	Kuala Lumpur	100%
Mexico
Alcon Laboratorios, S.A. de C.V.	Ciudad de Mexico	100%
Morocco
Alcon Maroc SARL D´Associé Unique	Casablanca	100%
Netherlands
Alcon Nederland B.V.	Arnhem	100%
New Zealand
Alcon Laboratories (New Zealand) Ltd.	Auckland	100%
Panama
Alcon Centroamerica S.A.	Panama City	100%
Peru
Alcon Pharmaceutical del Peru S.A.	Lima	100%
Philippines
Alcon Laboratories (Philippines), Inc.	Manila	100%
Poland
Alcon Polska Sp. z o.o.	Warszawa	100%
Portugal
Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.	Porto Salvo	100%
Puerto Rico
Alcon (Puerto Rico), Inc.	Cataño, PR	100%
Romania
Alcon Romania S.R.L.	Bucharest	100%
Russian Federation
Alcon Farmacevtika LLC	Moscow	100%
Singapore
Alcon Pte Ltd	Singapore	100%
Alcon Singapore Manufacturing Pte Ltd	Singapore	100%
CIBA Vision Asian Manufacturing and Logistics Pte Ltd.	Singapore	100%
South Africa
Alcon Laboratories (South Africa) (Pty) Ltd.	Midrand	100%
South Korea
Alcon Korea Ltd.	Seoul	100%
Spain
Alcon Healthcare S.A.	Barcelona	100%
Switzerland
Alcon Inc.	Fribourg	100%
Alcon Grieshaber AG	Schaffhausen	100%
Alcon Management SA	Vernier	100%
Alcon Pharmaceuticals Ltd.	Fribourg	100%
Alcon Services AG	Fribourg	100%
Alcon Switzerland SA	Risch	100%
Thailand
Alcon Laboratories (Thailand) Limited	Bangkok	100%
Turkey
Alcon Laboratuvarlari Ticaret A.S.	Istanbul	100%

Country of organization/Entity name	Place of business	Equity interest
Ukraine
Alcon Ukraine LLC	Kiev	100%
United Kingdom
Alcon Eye Care UK Limited	Frimley/Camberley	100%
United States of America
Alcon Finance Corporation	Wilminton, DE	100%
Alcon Laboratories, Inc.	Wilminton, DE	100%
Alcon RefractiveHorizons, LLC	Fort Worth, TX	100%
Alcon Research, LLC	Fort Worth, TX	100%
Alcon Vision, LLC	Fort Worth, TX	100%
CIBA Vision, LLC	Duluth, GA	100%
WaveLight, Inc.	Sterling, VA	100%
ClarVista Medical, Inc.	Aliso Viejo, CA	100%
PowerVision, Inc.	Fort Worth, TX	100%
Tear Film Innovations, Inc.	Fort Worth, TX	100%
TrueVision Systems, Inc.	Fort Worth, TX	100%
Alcon Lensx, Inc.	Fort Worth, TX	100%
The list below shows the principal Novartis legal entities containing assets, liabilities and results of operations attributable to the Alcon business with Total assets or Net sales to third parties in excess of $5 million included in the Consolidated Financial Statements.

Brazil(1)
Novartis Biociências S.A.
Mexico
Novartis Farmacéutica, S.A. de C.V.

(1) In accordance with the Separation and Distribution Agreement with Novartis, the separation from Novartis of the Alcon business in Brazil was delayed, and the Alcon business in Brazil remained in Novartis Biociências S.A. following the Spin-off. On February 3, 2020, the Alcon business in Brazil was transferred from Novartis Biociências S.A. to Alcon Brasil Cuidados com a Saúde Ltda. (“Alcon Brazil”), and on February 4, 2020, Alcon acquired from Novartis 100% of the ownership interests of Alcon Brazil, thereby completing the delayed transfer of the Alcon business in Brazil from Novartis to Alcon.